Document and Entity Information Document	Nov. 02, 2026	May 04, 2026
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name		BioMarin Pharmaceutical Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-26727
Entity Tax Identification Number		68-0397820
Entity Address, Address Line One		770 Lindaro Street
Entity Address, City or Town		San Rafael
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94901
City Area Code		415
Local Phone Number		506-6700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.001
Trading Symbol		BMRN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001048477
Document Information [Line Items]
Document Period End Date	Nov. 02, 2026